Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Fair Value Measurements
Fair Value Measurements
3.	Fair Value Measurements

The following table summarizes the composition and fair value hierarchy of the Company’s financial liabilities as of March 31, 2026:

	March 31, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Non-marketable equity securities	$—	$—	$15,000,000	$15,000,000
Total	$—	$—	$15,000,000	$15,000,000
Liabilities:
Warrant liability	$—	$—	$1,567,673	$1,567,673
Embedded derivative liability	$—	$—	$29,052,000	$29,052,000
Total	$—	$—	$30,619,673	$30,619,673

The following table summarizes the composition and fair value hierarchy of the Company’s financial liabilities as of December 31, 2025:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$51,673	$51,673
Embedded derivative liability	$—	$—	$3,396,000	$3,396,000
Total	$—	$—	$3,447,673	$3,447,673

During the three months ended March 31, 2026 and 2025, there were no transfers between levels.

Non-marketable Equity Securities

Non-marketable equity securities consist of an investment in a privately held company that does not have a readily determinable fair value. This investment is measured at cost minus impairment, if any, and is adjusted for changes resulting from observable price changes in orderly transactions for an identical or similar investment in the same issuer, or the measurement alternative. Fair value is based upon observable inputs in an inactive market and the valuation requires our judgment due to the absence of market prices and inherent lack of liquidity. All gains and losses on this investment, realized and unrealized, are recognized in Other income (expense), net on our Condensed Consolidated Statements of Operations and Comprehensive Loss. There was no gain or loss on this investment for the three months ended March 31, 2026. We assess whether an impairment loss has occurred on our investment in non-marketable equity securities, accounted for under the measurement alternative based on quantitative and qualitative factors. If any impairment is identified for non-marketable equity securities, we write down the investment to its fair value and record the corresponding charge through Other income (expense), net on our Condensed Consolidated Statements of Operations and Comprehensive Loss. The Company assesses its investment for significant influence to determine the appropriate method of accounting including application of the equity method. The Company had no equity method investments at March 31, 2026 and December 31, 2025.

Valuation of Warrant Liability

The warrant liability is related to freestanding warrants to purchase shares of convertible preferred stock issued in connection with sales of corresponding convertible preferred stock, as well as warrants to purchase shares of convertible preferred stock issued in connection with the Company’s Convertible Promissory Notes (Note 10).

The fair value of the warrant liability related to freestanding warrants to purchase shares of convertible preferred stock was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The liability is required to be marked to market at each reporting period. The Company reassesses the fair value of the corresponding liability each reporting period using the Black-Scholes option-pricing model, which incorporates assumptions and estimates, to value the warrant liability. Key estimates and assumptions impacting the fair value measurement include (i) the expected term of the warrants, (ii) the risk-free interest rate, (iii) the expected dividend yield, (iv) expected volatility of the price of the underlying series of preferred stock and (v) the fair value of the series of preferred stock on the valuation date. The Company estimated the fair value per share of the underlying series of preferred stock based on the results of third-party valuations. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the warrants. The Company estimated a 0% expected dividend yield based on the fact the Company has never paid or declared dividends and does not intend to do so in the foreseeable future. As the Company is a private company and accordingly, lacks company-specific historical and implied volatility information of its stock, the expected stock volatility was based on the historical volatility of publicly traded peer companies for a term equal to the remaining expected term of the warrants, adjusted for Company-specific factors.

The following weighted-average assumptions were used in valuing the warrant liability:

	As of	As of
	March 31,	December 31,
	2026	2025
Risk-free interest rate	3.4%	3.4%
Expected stock price volatility	60%	60%
Expected dividend yield	0%	0%
Expected term (years)	0.6	2.0

The fair value of the warrant liability related to warrants to purchase shares of convertible preferred stock issued in connection with the Company’s Convertible Promissory Notes (Note 10) was determined using the Scenario Based Model (“SBM”), which incorporates assumptions and estimates, to value the warrant liability. The SBM is based on an income differential model using a with and without scenario based on the features embedded in the convertible promissory note. The value of the warrant liability is based on the difference between the value from the with and without analyses discounted to market participants discount rate. The discount rate is based on a CCC rated index bond of 13% which accounts for credit spread compared to a benchmark of the US treasury note.

The combined warrant liability was valued at $1,567,673 and $51,673 at March 31, 2026 and December 31, 2025, respectively, and classified as a current liability on the consolidated balance sheets. The following table presents a roll forward of the warrant liability:

Warrant
Liability
Balance at December 31, 2025	$51,673
Warrants granted in connection with issuance of Convertible Promissory Notes	1,516,000
Balance at March 31, 2026	$1,567,673

Valuation of Embedded Derivative Liability

The embedded derivative liability is related to the variable redemption feature of the Company’s Convertible Promissory Notes (Note 10). The Company reassesses the fair values of the embedded derivative liability each reporting period using the Scenario Based Model (“SBM”), which incorporates assumptions and estimates, to value the embedded derivative liability. The SBM is based on an income differential model using a with and without scenario based on the features embedded in the convertible promissory note. The value of the embedded derivative liability is based on the difference between the value from the with and without analyses discounted to market participants discount rate. The discount rate is based on a CCC rated index bond of 13% which accounts for credit spread compared to a benchmark of the U.S. treasury note. The fair value of the embedded derivative liability at March 31, 2026 and December 31, 2025 was $29,052,000 and $3,396,000, respectively. The change in fair value of the embedded derivative liability was $21,097,000 and $135,000 for the three months ended March 31, 2026 and 2025, respectively.

3.	Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the composition and fair value hierarchy of the Company’s financial liabilities at December 31:

	2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$51,673	$51,673
Embedded derivative liability	$—	$—	$3,396,000	$3,396,000
Total	$—	$—	$3,447,673	$3,447,673

The following table summarizes the composition and fair value hierarchy of the Company’s financial liabilities at December 31:

	2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$57,984	$57,984
Embedded derivative liability	$—	$—	$1,052,000	$1,052,000
Total	$—	$—	$1,109,984	$1,109,984

During the years ended December 31, 2025 and 2024, there were no transfers between levels.

Valuation of Warrant Liability

The warrant liability is related to freestanding warrants to purchase shares of convertible preferred stock issued in connection with sales of corresponding convertible preferred stock. The fair value of the warrant liability was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The liability is required to be marked to market at each reporting period. The Company reassesses the fair value of the corresponding liability each reporting period using the Black-Scholes option-pricing model, which incorporates assumptions and estimates, to value the warrant liability. Key estimates and assumptions impacting the fair value measurement include (i) the expected term of the warrants, (ii) the risk-free interest rate, (iii) the expected dividend yield, (iv) expected volatility of the price of the underlying series of preferred stock and (v) the fair value of the series of preferred stock on the valuation date. The Company estimated the fair value per share of the underlying series of preferred stock based on the results of third-party valuations. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the warrants. The Company estimated a 0% expected dividend yield based on the fact the Company has never paid or declared dividends and does not intend to do so in the foreseeable future. As the Company is a private company and accordingly, lacks company-specific historical and implied volatility information of its stock, the expected stock volatility was based on the historical volatility of publicly traded peer companies for a term equal to the remaining expected term of the warrants, adjusted for Company-specific factors.

The following weighted-average assumptions were used in valuing the warrant liability as of December 31:

	2025	2024
Risk-free interest rate	3.4%	4.0%
Expected stock price volatility	60%	60%
Expected dividend yield	0%	0%
Expected term (years)	2.0	2.5

The warrant liability was valued at $51,673 and $57,984 at December 31, 2025 and 2024, respectively, and classified as a non-current liability on the consolidated balance sheets. The following table presents a roll forward of the warrant liability:

Warrant
Liability
Balance at December 31, 2023	$784,724
Change in fair value	(726,740)

Balance at December 31, 2024	57,984
Change in fair value	(6,311)

Balance at December 31, 2025	$51,673

Valuation of Embedded Derivative Liability

The embedded derivative liability is related to the variable redemption feature of the Company’s Subordinated Convertible Promissory Notes (Note 9). The Company reassesses the fair values of the embedded derivative liability each reporting period using the Scenario Based Model (“SBM”), which incorporates assumptions and estimates, to value the embedded derivative liability. The SBM is based on an income differential model using a with and without scenario based on the features embedded in the convertible promissory note. The value of the embedded derivative liability is based on the difference between the value from the with and without analyses discounted to market participants discount rate. The discount rate is based on a CCC rated index bond of 7.5% which accounts for credit spread compared to a benchmark of the U.S. treasury note. The fair value of the embedded derivative liability at December 31, 2025 and 2024 was $3,396,000 and $1,052,000, respectively. The change in fair value of the embedded derivative liability was $139,000 and $2,000 for the years ended December 31, 2025 and 2024, respectively.